Investment in Securities (Roll-Forwards of Amount of Accumulated Other-Than-Temporary Impairments Related to Credit Losses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Investments in Debt Securities [Abstract]
Beginning balance	¥ 2,102	¥ 2,102
Movement during the period	0	0
Ending balance	¥ 2,102	¥ 2,102